Parent Only Financial Information	12 Months Ended
Mar. 31, 2016
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Only Financial Information

Note 15 - Parent Only Financial Information

The following are the condensed financial statements for Clifton Bancorp Inc. (Parent company only) at March 31, 2016 and 2015 and for the years ended March 31, 2016, 2015 and 2014.

STATEMENTS OF CONDITION

	March 31,
	2016	2015
	(In Thousands)
ASSETS
Cash and due from banks	$51,199	$56,416
Interest bearing deposits in other bank	—	17,052
Cash and Cash Equivalents	51,199	73,468

Securities available for sale, at fair value	9,591	16,342
Securities held to maturity, at cost	532	18,726
Loans receivable from Bank	12,107	13,338
Investment in subsidiary	241,799	245,954
Interest receivable	123	249
Other assets	61	72
Total Assets	$315,412	$368,149
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	$135	$148
Stockholders' equity	315,277	368,001
Total Liabilities and Stockholders' Equity	$315,412	$368,149

Note 15 - Parent Only Financial Information (Continued)

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Years Ended March 31,
	2016	2015	2014
	(In Thousands)
Income:
Dividends from subsidiary	$6,500	$8,000	$5,000
Interest on loans	449	490	193
Interest on securities	251	303	43
Interest on other interest-earning assets	18	52	—
Total Income	7,218	8,845	5,236
Non-interest expenses	719	704	650
Income before Income Taxes and Equity in Undistributed Earnings of Subsidiary	6,499	8,141	4,586
Income tax (benefit) expense	(3)	33	(139)
Income before Equity in Undistributed Earnings of Subsidiary	6,502	8,108	4,725
Equity in (overdistributed) undistributed earnings of subsidiary	(1,101)	446	1,740
Net Income	5,401	8,554	6,465
Other comprehensive gain (loss)	653	(166)	(127)
Comprehensive Income	$6,054	$8,388	$6,338

Note 15 - Parent Only Financial Information (Continued)

STATEMENTS OF CASH FLOW

	Years Ended March 31,
	2016	2015	2014
	(In Thousands)
Cash Flows From Operating Activities
Net income	$5,401	$8,554	$6,465
Adjustments to reconcile net income to net cash provided by operating activities:
Net amortization (accretion) of premiums and discounts	48	98	(1)
Decrease (increase) in interest receivable	126	(204)	9
Decrease (increase) in other assets	6	(92)	(6)
(Decrease) increase in other liabilities	(13)	61	14
Deferred compensation obligation under Rabbi Trust	—	—	19
Equity in overdistributed (undistributed) earnings of subsidiary	1,101	(446)	(1,740)
Net Cash Provided by Operating Activities	6,669	7,971	4,760
Cash Flows From Investing Activities
Proceeds from calls, maturities and repayments of:
Securities available for sale	6,726	986	—
Securities held to maturity	18,184	14,205	455
Purchases of:
Securities available for sale	—	(17,231)	—
Securities held to maturity	—	(32,089)	—
Repayment of loans receivable from Bank	1,231	1,129	782
Cash dividends paid on unallocated ESOP shares used to repay loans receivable from Bank	(377)	(329)	(77)
Additional investment in Clifton Savings Bank	—	(83,666)	—
Net Cash Provided by (Used In) Investing Activities	25,764	(116,995)	1,160
Cash Flows From Financing Activities
Net proceeds from stock offering	—	8,867	—
Dividends paid	(7,313)	(7,632)	(4,647)
Stock subscription deposits received	—	—	154,345
Repurchase common stock	(56,279)	—	(15)
Funding restricted stock awards	7,083	23	—
Purchase of forfeited restricted stock awards	(102)	(14)	—
Repurchase of restricted stock awards	(12)	(11)	(5)
Exercise of stock options	1,921	7,672	3,705
Net Cash (Used in) Provided by Financing Activities	(54,702)	8,905	153,383
Net (Decrease) Increase in Cash and Cash Equivalents	(22,269)	(100,119)	159,303
Cash and Cash Equivalents - Beginning	73,468	173,587	14,284
Cash and Cash Equivalents - Ending	$51,199	$73,468	$173,587